MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES	12 Months Ended
Feb. 29, 2012
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES
MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES

3. MERGERS, ACQUISITIONS AND OTHER RELATED ACTIVITIES

Dragonwave HFCL India Private Limited

        On March 10, 2011, DragonWave and Himachal Futuristic Communications Ltd. (HFCL) finalized the incorporation of DragonWave HFCL India Private Limited [DW-HFCL]. DragonWave invested $560 in return for 50.1% ownership of the newly formed company. The results of the newly formed subsidiary have been consolidated in the financial statements of the Company as of March 10, 2011. The Company is consolidating the results of DW-HFCL because they have majority control and hold substantive participating rights in the operations of DW-HFCL.

        Non-controlling interest consists of the minority owned portion of DragonWave HFCL India Private Limited.

Prior Year Acquisition

        On October 13, 2010, the Company acquired all of the outstanding shares of Axerra Networks Inc. ("Axerra"), a leader in pseudowire technology, under a share purchase agreement dated October 13, 2010. The total potential purchase price was up to $25,000 which included $9,500 paid in cash on October 13, 2010 and a potential earn-out of $15,500, based on additional sales performance over the subsequent 16 months, which could have been paid-out in either cash, or the Company's shares at the Company's option. As at the purchase date, the Company recorded $23,770 for the purchase which included cash consideration of $9,500 and the potential earn-out of $15,500 discounted to $14,270 using a risk-free rate of return, adjusted for a risk premium.

        The acquisition was accounted for in accordance with ASC 805, where the deemed purchase price was allocated to the underlying tangible and identifiable assets and liabilities acquired based on their respective fair values on the acquisition date, with any excess purchase price allocated to goodwill. The results of operations of the acquired business were consolidated with those of the Company effective October 14, 2010.

        The estimated fair values of the assets acquired and liabilities assumed in the Axerra acquisition were as follows:

Purchase Price Allocation
Tangible assets:
Cash	800
Restricted cash	389
Trade receivables	1,022
Other current assets	1,522
Property, plant and equipment	545
Accumulated tax losses – United States (1)	3,057
Accumulated tax losses – Israel (2)	—

Total tangible assets acquired	7,335
Liabilities:
Current liabilities	3,871
Contingent royalty	4,138
Other liabilities	175

Total liabilities assumed	8,184

Fair value of net tangible and monetary assets	(849)

Intangible assets:
Customer relationships	8,257
Developed technology	6,268
Income tax liability (3)	(1,833)

12,692

Goodwill	11,927

Purchase Price	23,770

(1)
Accumulated gross tax losses of $8,261 of tax losses acquired

(2)
Accumulated gross tax losses of $40,758 acquired; valuation allowance of 100% taken

(3)
Temporary Taxable Difference on acquired intangible assets

        The Company allocated $14,525 to intangible assets, including customer relationships and developed technology based on the relative fair values at the date of purchase. These intangible assets are being amortized over their estimated useful lives of 8 years and 6 years, respectively. The useful lives of the intangible assets were determined as the period of time over which the assets are anticipated to contribute to the Company's future cash flows. None of the goodwill and intangible assets are deductible for tax purposes.

        The primary reason for the acquisition, and the factors that contributed to the recognition of goodwill, related to Axerra's position as a leader in pseudowire technology, and its product portfolio that allows carriers to address the increasing need to carry legacy TDM traffic over a packet based network.

        Axerra's results of operations are included in the consolidated statement of operations and comprehensive income of the combined entity as of the date of acquisition. The following unaudited pro forma financial information presents the Company's results for the twelve month period ended February 28, 2011, as if the Axerra acquisition had occurred at the beginning of the annual reporting period.

Year Ended February 28, 2011
Consolidated Revenue	123,393
Net Income	281

        The pro forma results are not necessarily indicative of the results of operations that actually would have resulted had the acquisition been in effect at the beginning of the period and are not necessarily representative of future results. The 2011 pro forma net income was adjusted to exclude $1,386 of acquisition-related costs incurred in fiscal 2011, $352 of accretion related to the contingent consideration, and $98 of nonrecurring expense related to the fair value adjustment to acquisition-date inventory.